Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (9,039)	$ 31,869,620	$ (58,999)	$ (36,542,055)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities		(34,880,000)		32,730,000
Offering costs allocated to derivative warrant liabilities				877,647
General and administrative expenses paid by related party under note agreement	9,039		53,456	70,123
Net gain on investments held in Trust Account		(4,510)		(69,135)
Changes in operating assets and liabilities:
Prepaid expenses		9,786	(4,175)	(197,094)
Accounts payable		419,704	9,718	(51,821)
Accrued expenses		2,455,813		1,846,704
Net cash used in operating activities		(129,587)		(1,335,631)
Cash Flows from Investing Activities
Cash deposited in Trust Account				(300,000,000)
Net cash used in investing activities				(300,000,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross				300,000,000
Proceeds from private placement				9,500,000
Offering costs paid				(6,702,089)
Repayment of note payable from related party				(162,979)
Net cash provided by financing activities				302,634,932
Net change in cash		(129,587)		1,299,301
Cash – beginning of the period		1,299,301
Cash – end of the period		1,169,714		1,299,301
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accounts payable	23,060		78,449	85,000
Offering costs included in accrued expenses	80,600		326,996
Offering costs included in note payable			92,856
Offering costs funded with note payable to Sponsor				92,856
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares to Sponsor	15,961		15,961
Use of retainer for offering costs			(3,271)	3,271
Measurement adjustment on redeemable ordinary shares		$ 72,806,435
Deferred underwriting commissions in connection with the initial public offering				10,500,000
Initial value of Class A ordinary shares subject to possible redemption				262,826,540
Change in value of Class A ordinary shares subject to possible redemption				$ (35,559,330)